RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Related Party Relationships
Nature of related parties:	Relationship with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
JianGuo Inns	A subsidiary of BTG
Shanghai XinZhi Trading Co., Ltd.	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Non controlling interests of subsidiary
Sun Yan	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Non controlling interests of subsidiary

Related Party Transactions
	2012	2013	2014
Agency fees paid to Ctrip.com International, Ltd.	35,932	38,710	38,139
Rental fees paid to JianGuo Inns	2,050	1,800	1,800

Due from Related Parties
	2013	2014
Shanghai XinZhi Trading Co., Ltd.	2,894	2,826
Fujian Yun Tong Co., Ltd.	1,408	213
Xiamen Shuiwu Co., Ltd.	980	210
Shanghai Dinuo Co., Ltd.	136	136
Sun Yan	91	91
	5,509	3,476

Due to Related Parties
	2013	2014
Ctrip.com International, Ltd.	3,029	4,166